SHARE CAPITAL AND OTHER RESERVES - Other reserves (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
SHARE CAPITAL AND OTHER RESERVES
Other reserve - Share options	$ 3,148,493	$ 2,296,229
Other reserve - Warrants	63,228	59,702	$ 293,875	$ 263,596
Other reserves	$ 3,211,721	$ 2,355,931